CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Cash flows from operating activities
Net loss	$ (267,146)	$ (255,746)	$ (141,012)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	56,219	42,210	47,328
Stock-based compensation	14,580	7,231	7,250
Non-cash interest expense	7,078	13,361	19,851
Gain from dilution of interest in joint venture	0	(2,975)	0
Equity in losses of unconsolidated investees	9,072	16,480	3,198
Loss on extinguishment of debt	0	5,075	0
Loss (Gain) on retirement of property, plant and equipment	243	2,442	(641)
Impairment of property, plant and equipment	417	0	0
Deferred income taxes	8,598	5,587	(1,330)
Gain on equity investments	0	0	(1,822)
Remeasurement loss (gain) on Physical Delivery Forward and Prepaid Forward	(2,411)	34,468	(38,236)
Provision for (utilization of) excess or obsolete inventories	16,342	(319)	(3,470)
Other, net	1,607	(1,765)	3,078
Changes in operating assets and liabilities
Accounts receivable	(15,332)	38,268	71,231
Inventories	(106,622)	(43,174)	28,682
Prepaid expenses and other assets	(35,685)	(20,529)	(7,396)
Operating lease right-of-use assets	3,192	2,449	2,264
Advances to suppliers	49,624	41,147	28,473
Advances to suppliers	70,567	41,098	(143,462)
Contract liabilities	195,650	72,488	(61,344)
Operating lease liabilities	(2,556)	(2,662)	(1,804)
Net cash provided by (used in) operating activities	3,437	(4,866)	(189,162)
Cash flows from investing activities
Purchases of property, plant and equipment	(63,337)	(154,194)	(27,689)
Proceeds from disposal of restricted short-term marketable securities	958	1,318	6,572
Purchase of restricted short-term marketable securities	(968)	(1,094)	(1,340)
Purchase of short-term securities	(76,000)	0	0
Proceeds from (cash paid for) disposal of property, plant and equipment	189	(417)	1,283
Purchases of intangibles	(143)	(61)	0
Installment payment for acquisition of subsidiary	0	0	(30,000)
Proceeds from sale of unconsolidated investee	0	0	3,220
Proceeds from dividends and partial return of capital by an unconsolidated investee	0	0	2,462
Net cash used in investing activities	(139,301)	(154,448)	(45,492)
Cash flows from financing activities
Proceeds from debt	258,426	170,311	236,446
Repayment of debt	(233,138)	(193,237)	(226,664)
Payment for tax withholding obligations for issuance of common stock upon vesting of restricted stock units	(257)	(4,245)	0
Net proceeds from issuance of convertible debt	187,232	0	190,330
Net proceeds from issuance of common stock	0	169,684	296,765
Payment for realized amount on underwriting physical delivery forward	0	0	(1,606)
Payment for prepaid forward	0	0	(40,000)
Distribution to noncontrolling interest	(64)	0	(278)
Repayment of finance lease obligations and other debt	(725)	(705)	(651)
Net parent distribution	0	0	(133,996)
Net cash provided by financing activities	211,474	141,808	320,346
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	119	166	77
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	75,729	(17,340)	85,769
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning of period	192,232	209,572	123,803
Cash, cash equivalents, restricted cash and restricted cash equivalents, end of period	267,961	192,232	209,572
Non-cash transactions
Property, plant and equipment purchases funded by liabilities	35,264	58,562	27,736
Right-of-use assets obtained in exchange for lease obligations	5,639	5,029	4,791
Cost from issuance of common stock paid in shares	0	1,078	0
Interest expense financed by SunPower	0	0	11,333
Aged supplier financing balances reclassified from accounts payable to short-term debt	0	0	23,933
Supplemental cash flow information
Cash paid for interest	12,910	15,159	3,443
Cash paid for income taxes	$ 6,454	$ 9,584	$ 12,486